Commitments and Contingencies (Details)													6 Months Ended		12 Months Ended
	Sep. 07, 2022 USD ($)	Sep. 07, 2022 CNY (¥)	Aug. 10, 2022 USD ($)	Aug. 10, 2022 CNY (¥)	Aug. 09, 2022 USD ($)	Dec. 15, 2021 USD ($)	Dec. 15, 2021 CNY (¥)	Nov. 22, 2021 USD ($)	Nov. 22, 2021 CNY (¥)	Mar. 23, 2021 USD ($)	Mar. 23, 2021 CNY (¥)	Aug. 09, 2020 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Apr. 18, 2022	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)
Commitments and Contingencies
Lease term																		1 year
Operating lease annual rent													¥ 242,249	$ 175,579	$ 76,680
Shangchi Automobile [Member]
Commitments and Contingencies
Accured liabilities																$ 500,000	¥ 3,500,000
Operating lease annual rent			$ 74,000	¥ 476,712	$ 154,000							¥ 1,000,000
Loss contingency, damage sought						$ 1,400,000	¥ 8,950,000
Payments by third party										$ 24,465,000,000	¥ 163,862
Debt Dispute Commitment Amount	$ 1,300,000	¥ 8,700,000								$ 1,800,000	¥ 11,350,000
Shenzhen E-Motors [Member] | Tantech Charcoal [Member]
Commitments and Contingencies
Operating lease annual rent								$ 191,000	¥ 1,238,784
Shenzhen Yimao
Commitments and Contingencies
Lease term								1 year	1 year
Operating lease annual rent								$ 6,800	¥ 44,352
Shenzhen Yimao | Tantech Charcoal [Member]
Commitments and Contingencies
Lease term								10 years	10 years
Forasen Group's [Member]
Commitments and Contingencies
Building pledged as collateral for loans																			$ 1,500,000	¥ 10,000,000